Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

May 5, 2025

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (“Trust”)
File Nos. 333-257356 and 811-23710

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information for each series of the Trust that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 29, Amendment No. 31, to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the U.S. Securities and Exchange Commission on April 28, 2025

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, Alan P. Goldberg at (312) 964-3503 or Shawn A. Hendricks at (215) 564-8778.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	Ehsan K. Sheikh
Alan P. Goldberg
Shawn A. Hendricks

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